Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Equity Awards
We grant stock options to our employees and directors, as applicable, on an annual basis. We may also grant stock options to individuals upon hire or promotion or for retention purposes. We currently do not grant stock appreciation rights or similar option-like instruments.
We grant stock options to our directors on an annual basis and when they are initially appointed or elected to the Board. Pursuant to the terms of our non-employee
director compensation program, the annual stock option awards to directors are granted immediately following the date of each annual meeting of stockholders. For initial grants to new directors, stock options are awarded upon election to the Board.
During the last fiscal year, neither the Board nor the Compensation Committee took material nonpublic information into account when determining the timing or terms of stock options, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We did not grant stock options, stock appreciation rights or similar option-like instruments in 2024 to any NEO during any period beginning four business days before and ending one business day after the filing of any Form
10-Q
or
10-K,
or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.

Award Timing Method
We grant stock options to our employees and directors, as applicable, on an annual basis. We may also grant stock options to individuals upon hire or promotion or for retention purposes. We currently do not grant stock appreciation rights or similar option-like instruments.
We grant stock options to our directors on an annual basis and when they are initially appointed or elected to the Board. Pursuant to the terms of our non-employee
director compensation program, the annual stock option awards to directors are granted immediately following the date of each annual meeting of stockholders. For initial grants to new directors, stock options are awarded upon election to the Board.
During the last fiscal year, neither the Board nor the Compensation Committee took material nonpublic information into account when determining the timing or terms of stock options, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We did not grant stock options, stock appreciation rights or similar option-like instruments in 2024 to any NEO during any period beginning four business days before and ending one business day after the filing of any Form
10-Q
or
10-K,
or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the last fiscal year, neither the Board nor the Compensation Committee took material nonpublic information into account when determining the timing or terms of stock options, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false